Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,403,288	¥ 2,730,316
Other		624,610	566,583
Collateral pledged for derivative transactions		1,692,497	1,666,564
Margins provided for futures contracts		245,500	228,386
Other		84,474	117,279
Prepaid pension cost		553,359	682,222
Right-of-use assets		464,707	474,361
Security deposits		73,977	76,648
Loans held for sale		287,624	391,519
Other	[1],[2]	1,283,711	1,300,551
Total		7,713,747	8,234,429
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,751,249	1,260,130
Other		551,620	611,344
Guaranteed trust principal	[3]	671,799	703,851
Lease liabilities		501,458	502,997
Collateral accepted for derivative transactions		1,525,517	1,380,243
Margins accepted for futures contracts		27,425	29,725
Unearned income		91,074	93,491
Other	[1]	2,531,947	2,026,574
Total		¥ 7,652,089	¥ 6,608,355

[1]	As of March 31, 2025, and September 30, 2025, the MHFG Group included assets and liabilities of ¥68,966 million and ¥131,210 million, and ¥144,039 million and ¥249,071 million, respectively, which mainly consist of financial assets and financial liabilities relating to a transferred business and are classified as held for sale in Other.
[2]	At March 31, 2025, The MHFG Group included premises and equipment classified as held for sale in Other.
[3]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.